Segmented Information	12 Months Ended
Dec. 31, 2023
Segmented Information [Abstract]
Segmented Information
21.	Segmented Information

The Company has three reportable segments: Cultivation, Distribution & Corporate. Cultivating activities which comprise the “cultivation” segment are made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal, and medical cannabis cultivation activities which were undertaken at Bophelo Bio Science & Wellness (Pty) Ltd. in Lesotho up until the loss of control event which occurred in July 2022 when the liquidation of Bophelo Bio Science and Wellness (Pty) Ltd was ordered by the High Court of Lesotho (refer to note 5). Distributing activities relate to the distribution of medical cannabis by Canmart Ltd in the United Kingdom. Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal and Lesotho (up until the loss of control event described in note 5) which fall under the cultivation segment are focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom, which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at December 31, 2023 and 2022 and profit or loss from each segment for the years ended December 31, 2023 and 2022:

	As at December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$7,421,320	$831,714	$586,959	$8,839,993
Reportable segment liabilities	5,949,793	1,314,705	5,404,387	12,668,885

	As at December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,392,401	$819,376	$785,000	$38,996,777
Reportable segment liabilities	6,961,243	1,146,980	3,988,393	12,096,616

	For the year ended December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$1,736,369	$423,683	$–	$2,160,052
Intersegment revenues	–	–	–	–
Other income (expense)	(23,026,728)	117,785	940,863	(21,968,080)
Finance income	–	39	–	39
Finance expense	(134,260)	(14,638)	(106,758)	(255,656)
Depreciation & amortization	4,074,548	3,759	205,424	4,283,731
Discontinued operations	–	–	–	–
Reportable segment income (loss)	(29,566,625)	(355,688)	(2,352,757)	(32,275,070)

	For the year ended December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$2,517,904	$101,778	$–	$2,619,682
Intersegment revenues	–	–	–	–
Other expense	13,348,562	(3,532)	(1,289,652)	12,055,378
Finance income	–	886	–	886
Finance expense	(84,686)	(49)	(30,589)	(115,324)
Depreciation & amortization	3,507,013	2,546	88,764	3,598,323
Discontinued operations	(3,422,225)	–	–	(3,422,225)
Reportable segment loss	3,974,069	(8,089,036)	(7,542,707)	(11,657,674)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the years ended December 31, 2023 and 2022, and assets and liabilities as at December 31, 2023 and 2022:

	For the year ended December 31, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$1,736,369	$423,683	$–	$2,160,052
Elimination of inter segment revenue	–	–	–	–
Total revenue	$1,736,369	$423,683	$–	$2,160,052

	For the year ended December 31, 2022
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$2,517,904	$101,778	$–	$2,619,682
Elimination of inter segment revenue	–	–	–	–
Total revenue	$2,517,904	$101,778	$–	$2,619,682

	For the year ended December 31, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)
Total loss on discontinued operations	–	–	–	–
Elimination of inter segment profit or loss	–	–	–	–
Loss before income tax expense	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)

	For the year ended December 31, 2022
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$7,396,294	$(8,089,036)	$(7,542,707)	$(8,235,449)
Total loss on discontinued operations	(3,422,225)	–	–	(3,422,225)
Elimination of inter segment profit or loss	–	–	–	–
Income (Loss) before income tax expense	$3,974,069	$(8,089,036)	$(7,542,707)	$(11,657,674)

	As at December 31, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$7,421,320	$19,962,714	$13,716,171	$41,100,205
Elimination of inter segment assets	–	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$7,421,320	$831,714	$586,959	$8,839,993

	As at December 31, 2022
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,392,401	$19,950,376	$13,914,212	$71,256,989
Elimination of inter segment assets	–	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$37,392,401	$819,376	$785,000	$38,996,777

	As at December 31, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,163,821	$31,223,085	$(25,505,597)	$21,881,309
Elimination of inter segment liabilities	(10,214,029)	(29,908,380)	30,909,985	(9,212,424)
Entity’s liabilities	$5,949,792	$1,314,705	$5,404,388	$12,668,885

	As at December 31, 2022
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,032,790	$29,335,641	$(26,121,029)	$19,247,402
Elimination of inter segment liabilities	(9,071,547)	(28,188,661)	30,109,422	(7,150,786)
Entity’s liabilities	$6,961,243	$1,146,980	$3,988,393	$12,096,616